September 7, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C.  20549-4644

Subject:
Nationwide Variable Account-II of
Nationwide Life Insurance Company
SEC File No.  333-104510
CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 19 to the Registration Statement for the Company and the Variable Account which became effective September 4, 2007.

Please contact the undersigned at (614) 249-6522 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis
Lead Counsel